Loans And Allowance For Credit Losses (Sensitivities Of The Fair Value Of The Senior Beneficial Interests To An Immediate Adverse Change) (Details)	Mar. 31, 2012	Mar. 31, 2011
Maximum [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Sensitivity of the fair value of senior beneficial interests to 10 bp adverse change in one month forward rate	99.88%	99.92%
Sensitivity of the fair value of senior beneficial interests to 20 bp adverse change in one month forward rate	99.77%	99.84%
Sensitivity of the fair value of senior beneficial interests to 10 percent adverse change in credit spread	99.71%	99.79%
Sensitivity of the fair value of senior beneficial interests to 20 percent adverse change in credit spread	99.42%	99.57%
Minimum [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Sensitivity of the fair value of senior beneficial interests to 10 bp adverse change in one month forward rate	99.86%	99.85%
Sensitivity of the fair value of senior beneficial interests to 20 bp adverse change in one month forward rate	99.72%	99.70%
Sensitivity of the fair value of senior beneficial interests to 10 percent adverse change in credit spread	99.15%	99.02%
Sensitivity of the fair value of senior beneficial interests to 20 percent adverse change in credit spread	98.30%	98.04%